UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22911

Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric R. Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments is attached herewith.

Schedule of Investments

Reality Shares DIVS ETF

July 31, 2016 (Unaudited)

	Principal / Shares	Value
Certificate of Deposit — 29.5%
Certificate of Deposit Account Registry Service, 0.50%, 9/29/2016
(Cost $10,000,000)	$10,000,000	$10,000,000

Money Markets — 69.6%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.38%(a)	19,001	19,001
Insured Cash Sweep, 0.30%(b)	23,562,250	23,562,250
(Cost $23,581,251)		23,581,251
Total Investments — 99.1%
(Cost 33,581,251)		33,581,251

Other Assets in Excess of Liabilities — 0.9%		296,561

Net Assets — 100.0%		$33,877,812

(a)	Rate shown reflects the 7-day yield at July 31, 2016.
(b)	Rate shown reflects the 1-day yield at July 31, 2016.

Dividend swaps outstanding at July 31, 2016:

			Notional	Unrealized
		Expiration	Amount	Appreciation
Underlying Index	Counterparties	Date	Long (Short)	(Depreciation)
S&P 500	BNP Paribas	12/31/2016	$(7,447,375)	$76,625
S&P 500	BNP Paribas	12/31/2017	(14,706,760)	286,240
S&P 500	JP Morgan	12/31/2017	(284,445)	11,655
S&P 500	BNP Paribas	12/31/2018	(15,291,570)	356,430
S&P 500	JP Morgan	12/31/2018	(284,760)	17,640
				$748,590

Cash was released from the broker for swap positions in the amount of $450,000.

Dividend swaps receive an amount on expiration date if the aggregate dividends paid by the companies in the S&P 500 Index are over the dividend value implied by the strike price on purchase date (Long), and pay an amount if the aggregate dividends paid by the companies in the S&P 500 Index are under the dividend value implied by the strike price on purchase date (Short).

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2016.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Certificate of Deposit	$10,000,000	$–	$–	$10,000,000
Money Markets	23,581,251	–	–	23,581,251
Other Financial Instruments*	–	748,590	–	748,590
Total Assets	$33,581,251	$748,590	$–	$34,329,841
Total	$33,581,251	$748,590	$–	$34,329,841

* Other financial instruments include dividend swaps. Dividend swaps are presented at net unrealized appreciation (depreciation).

During the period ended July 31, 2016, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Leaders Dividend ETF

July 31, 2016 (Unaudited)

	Shares	Value
Common Stocks — 99.8%

Air Freight & Logistics— 6.3%
C.H. Robinson Worldwide, Inc.	1,491	$103,803
Expeditors International of Washington, Inc.	2,016	99,651
		203,454
Airlines— 2.2%
Southwest Airlines Co.	1,868	69,135

Beverages— 2.7%
Brown-Forman Corp., Class B	883	86,702

Chemicals— 3.2%
Sherwin-Williams Co. (The)	339	101,608

Commercial Services & Supplies— 3.8%
Waste Management, Inc.	1,835	121,330

Diversified Financial Services— 2.9%
FactSet Research Systems, Inc.	551	94,750

Electrical Equipment— 5.7%
AMETEK, Inc.	1,682	79,104
Emerson Electric Co.	1,884	105,316
		184,420
Food & Staples Retailing— 2.7%
Walgreens Boots Alliance, Inc.	1,109	87,888

Food Products— 4.2%
Tyson Foods, Inc., Class A	1,816	133,658

Health Care Equipment & Supplies— 3.7%
Stryker Corp.	1,032	120,001

Health Care Providers & Services— 3.1%
McKesson Corp.	511	99,420

Hotels Restaurants & Leisure— 5.8%
Marriott International, Inc., Class A	1,310	93,927
Starbucks Corp.	1,610	93,460
		187,387
IT Services— 3.0%
Visa, Inc., Class A	1,223	95,455

Machinery— 2.6%
Wabtec Corp.	1,221	83,639

Media— 5.8%
Thomson Reuters Corp.	2,359	99,337
Twenty-First Century Fox, Inc., Class A	3,281	87,406
		186,743
Oil, Gas & Consumable Fuels— 2.2%
Valero Energy Corp.	1,352	70,683

Personal Products— 3.2%
Estee Lauder Cos., Inc. (The), Class A	1,104	102,562

Pharmaceuticals— 3.1%
Merck & Co., Inc.	1,718	100,778

Professional Services— 3.5%
Equifax, Inc.	857	113,518

Real Estate Management & Development— 1.9%
Jones Lang LaSalle, Inc.	562	61,522

Semiconductors & Semiconductor— 7.4%
Linear Technology Corp.	2,016	120,940
Texas Instruments, Inc.	1,666	116,203
		237,143
Specialty Retail— 15.1%
Home Depot, Inc. (The)	697	96,353
Lowe's Cos., Inc.	1,212	99,723
Tiffany & Co.	1,248	80,521
TJX Cos., Inc. (The)	1,329	108,606
Tractor Supply Co.	1,093	100,174
		485,377
Textiles, Apparel & Luxury Goods— 2.6%
NIKE, Inc., Class B	1,497	83,084

Trading Companies & Distributors— 3.1%
Fastenal Co.	2,307	98,624

Total Common Stocks (Cost $3,028,742)		3,208,881

Money Markets — 0.2%
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.39%(a)
(Cost $5,097)	5,097	5,097

Total Investments — 100.0%
(Cost $3,033,839)		3,213,978
Other Assets in Excess of Liabilities — 0.0%(b)		595
Net Assets — 100.0%		$3,214,573

(a)	Rate shown reflects the 7-day yield at July 31, 2016.
(b)	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Leaders Dividend ETF

July 31, 2016 (Unaudited) (Continued)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2016.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$3,208,881	$–	$–	$3,208,881
Money Markets	5,097	–	–	5,097
Total Assets	$3,213,978	$–	$–	$3,213,978

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2016, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

July 31, 2016 (Unaudited)

	Shares	Value
Common Stocks(a) — 82.8%

Air Freight & Logistics— 5.3%
C.H. Robinson Worldwide, Inc.	1,093	$76,095
Expeditors International of Washington, Inc.	1,479	73,107
		149,202
Airlines— 1.8%
Southwest Airlines Co.	1,367	50,593

Beverages— 2.2%
Brown-Forman Corp., Class B	644	63,234

Chemicals— 2.7%
Sherwin-Williams Co. (The)	252	75,532

Commercial Services & Supplies— 3.1%
Waste Management, Inc.	1,345	88,931

Diversified Financial Services— 2.5%
FactSet Research Systems, Inc.	407	69,988

Electrical Equipment— 4.8%
AMETEK, Inc.	1,231	57,894
Emerson Electric Co.	1,377	76,974
		134,868
Food & Staples Retailing— 2.3%
Walgreens Boots Alliance, Inc.	814	64,509

Food Products— 3.5%
Tyson Foods, Inc., Class A	1,330	97,888

Health Care Equipment & Supplies— 3.1%
Stryker Corp.	752	87,443

Health Care Providers & Services— 2.5%
McKesson Corp.	371	72,182

Hotels Restaurants & Leisure— 4.8%
Marriott International, Inc., Class A	958	68,689
Starbucks Corp.	1,180	68,499
		137,188
IT Services— 2.5%
Visa, Inc., Class A	892	69,621

Machinery— 2.2%
Wabtec Corp.	896	61,376

Media— 4.8%
Thomson Reuters Corp.	1,727	72,724
Twenty-First Century Fox, Inc., Class A	2,403	64,016
		136,740
Oil, Gas & Consumable Fuels— 1.8%
Valero Energy Corp.	989	51,705

Personal Products— 2.6%
Estee Lauder Cos., Inc. (The), Class A	809	75,156

Pharmaceuticals— 2.6%
Merck & Co., Inc.	1,258	73,794

Professional Services— 2.9%
Equifax, Inc.	628	83,185

Real Estate Management & Development— 1.6%
Jones Lang LaSalle, Inc.	412	45,102

Semiconductors & Semiconductor— 6.1%
Linear Technology Corp.	1,479	88,725
Texas Instruments, Inc.	1,217	84,886
		173,611
Specialty Retail— 12.5%
Home Depot, Inc. (The)	509	70,364
Lowe's Cos., Inc.	887	72,982
Tiffany & Co.	912	58,842
TJX Cos., Inc. (The)	975	79,677
Tractor Supply Co.	804	73,687
		355,552
Textiles, Apparel & Luxury Goods— 2.1%
NIKE, Inc., Class B	1,093	60,661

Trading Companies & Distributors— 2.5%
Fastenal Co.	1,691	72,290

Total Common Stocks
(Cost $2,114,771)		2,350,351

Money Markets — 18.3%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.38%(b)	6,096	6,096
Insured Cash Sweep, 0.30%(c)	512,336	512,336
(Cost $518,432)		518,432

Total Investments Before Securities Sold Short
(Cost $2,633,203)		2,868,783

Securities Sold Short

Common Stocks — (34.6)%

Diversified Telecommunication— (2.6)%
CenturyLink, Inc.	(2,342)	(73,633)

Electric Utilities— (10.8)%
Entergy Corp.	(933)	(75,937)
Exelon Corp.	(2,327)	(86,750)
FirstEnergy Corp.	(4,176)	(145,826)
		(308,513)
Metals & Mining— (14.1)%
Freeport-McMoRan, Inc.	(7,852)	(101,762)
Newmont Mining Corp.	(6,763)	(297,572)
		(399,334)
Oil, Gas & Consumable Fuels— (7.1)%
EQT Corp.	(1,113)	(81,093)
Marathon Oil Corp.	(3,716)	(50,686)
Pioneer Natural Resources Co.	(424)	(68,930)
		(200,709)
Total Securities Sold Short
[Proceeds $(649,274)]		(982,189)

Total Investments — 66.5%
(Cost $1,983,929)		1,886,594
Other Assets in Excess of Liabilities — 33.5%		950,904
Net Assets — 100.0%		$2,837,498

(a)

Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at July 31, 2016 was $3,309,335, which includes cash in the amount of $952,760.

(b)	Rate shown reflects the 7-day yield at July 31, 2016.
(c)	Rate shown reflects the 1-day yield at July 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

July 31, 2016 (Unaudited) (Continued)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2016.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,350,351	$–	$–	$2,350,351
Money Markets	518,432	–	–	518,432
Total Assets	$2,868,783	$–	$–	$2,868,783
Liabilities
Common Stocks*	$(982,189)	$–	$–	$(982,189)
Total Liabilities	$(982,189)	$–	$–	$(982,189)
Total	$1,886,594	$–	$–	$1,886,594

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2016, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Dividend Guard ETF

July 31, 2016 (Unaudited)

	Shares	Value
Common Stocks — 99.6%

Air Freight & Logistics— 5.9%
C.H. Robinson Worldwide, Inc.	1,089	$75,816
Expeditors International of Washington, Inc.	1,667	82,400
		158,216
Airlines— 2.5%
Southwest Airlines Co.	1,806	66,840

Beverages— 2.9%
Brown-Forman Corp., Class B	787	77,275

Chemicals— 3.0%
Sherwin-Williams Co. (The)	266	79,728

Commercial Services & Supplies— 3.3%
Waste Management, Inc.	1,321	87,344

Diversified Financial Services— 3.4%
FactSet Research Systems, Inc.	527	90,623

Electrical Equipment— 5.9%
AMETEK, Inc.	1,630	76,659
Emerson Electric Co.	1,432	80,049
		156,708
Food & Staples Retailing— 2.8%
Walgreens Boots Alliance, Inc.	947	75,050

Food Products— 3.2%
Tyson Foods, Inc., Class A	1,171	86,186

Health Care Equipment & Supplies— 3.2%
Stryker Corp.	727	84,536

Health Care Providers & Services— 3.4%
McKesson Corp.	462	89,887

Hotels Restaurants & Leisure— 6.1%
Marriott International, Inc., Class A	1,096	78,583
Starbucks Corp.	1,451	84,231
		162,814
IT Services— 3.0%
Visa, Inc., Class A	1,041	81,250

Machinery— 2.4%
Wabtec Corp.	955	65,417

Media— 5.7%
Thomson Reuters Corp.	1,933	81,398
Twenty-First Century Fox, Inc., Class A	2,637	70,250
		151,648
Oil, Gas & Consumable Fuels— 2.8%
Valero Energy Corp.	1,425	74,499

Personal Products— 2.9%
Estee Lauder Cos., Inc. (The), Class A	833	77,386

Pharmaceuticals— 3.1%
Merck & Co., Inc.	1,399	82,065

Professional Services— 3.3%
Equifax, Inc.	655	86,761

Real Estate Management & Development— 2.8%
Jones Lang LaSalle, Inc.	674	73,783

Semiconductors & Semiconductor— 7.6%
Linear Technology Corp.	1,722	103,303
Texas Instruments, Inc.	1,415	98,696
		201,999
Specialty Retail— 14.9%
Home Depot, Inc. (The)	570	78,797
Lowe's Cos., Inc.	1,018	83,761
Tiffany & Co.	1,121	72,327
TJX Cos., Inc. (The)	1,018	83,191
Tractor Supply Co.	850	77,902
		395,978
Textiles, Apparel & Luxury Goods— 2.9%
NIKE, Inc., Class B	1,394	77,367

Trading Companies & Distributors— 2.6%
Fastenal Co.	1,636	69,939

Total Common Stocks
(Cost $2,470,384)		2,653,299

Money Markets — 0.4%
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.41%(a)	9,707	9,707
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.38%(a)	101	101
(Cost $9,808)		9,808

Total Investments — 100.0%
(Cost $2,480,192)		2,663,107
Liabilities in Excess of Other Assets — (0.0)%(b)		(721)
Net Assets — 100.0%		$2,662,386

(a)	Rate shown reflects the 7-day yield at July 31, 2016.
(b)	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Dividend Guard ETF

July 31, 2016 (Unaudited) (Continued)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2016.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,653,299	$–	$–	$2,653,299
Money Markets	9,808	–	–	9,808
Total Assets	$2,663,107	$–	$–	$2,663,107

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2016, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2016.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2016 (Unaudited)

SECURITIES VALUATION

Fair Valuation Measurement: The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. generally accepted accounting principles (“GAAP”). Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of a fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, dealer quotes for non-exchange traded instruments, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including, for example, the type of instrument, whether the instrument is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the instrument. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FEDERAL INCOME TAX

Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by the Funds at least annually. The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (since inception), and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

At July 31, 2016, the cost of investments on a tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Reality Shares DIVS ETF	$33,581,251	$—	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	3,033,839	276,485	(96,346)	180,139
Reality Shares DIVCON Dividend Defender ETF	1,983,929	267,267	(364,602)	(97,335)
Reality Shares DIVCON Dividend Guard ETF	2,480,192	224,678	(41,763)	182,915

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and nontaxable distributions from regulated investment companies.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reality Shares ETF Trust

By (Signature and Title)*   /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date  9/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date  9/21/2016

By (Signature and Title)*   /s/ Tom Trivella

Tom Trivella, Treasurer

(principal financial officer)

Date  9/21/2016

* Print the name and title of each signing officer under his or her signature.